SUBSEQUENT EVENTS	12 Months Ended
Jul. 31, 2026
Disclosure Of Nonadjusting Events After Reporting Period Abstract
SUBSEQUENT EVENTS [Text Block]

14. SUBSEQUENT EVENTS

a) On August 14, 2026, filed and obtained a receipt for a final short form base shelf prospectus dated August 10, 2026 (the “Shelf Prospectus”) with the securities commissions in each of the provinces and territories of Canada, except Québec. A corresponding registration statement on Form F-10 has been filed with the United States Securities and Exchange Commission under the United States Securities Act of 1933, as amended, and the U.S./Canada Multijurisdictional Disclosure System (the “Registration Statement”), which automatically became effective as of August 13, 2026 under the U.S./Canada Multijurisdictional Disclosure System.

The Shelf Prospectus and Registration Statement will allow the Company to offer and issue up to C$100,000,000 of common shares, warrants, subscription receipts, units, debt securities, common shares represented by depositary shares, and share purchase contracts, or any combination of such securities (collectively, the “Securities”) during the 25-month period that the Shelf Prospectus remains effective.

b) On October 23, 2026 the Company closed an underwritten public offering in the United States, and began trading on the Nasdaq Capital Market under the Symbol “APXC”. The offering consisted of 400,000 American Depositary Shares (“ADSs”) at an offering price of US$4.65 per ADS, for gross proceeds of US$1,860,000. Each ADS represents six common shares of the Company. The underwriter received cash equal to 7% of the gross proceeds, plus 20,000 underwriter ADS warrants (each warrant is exercisable into one ADS) as compensation for the offering.  The ADS warrants are exercisable until October 23, 2030 and are exercisable at a) US$5.81 per ADS warrant or b) on a cashless basis whereby the underwriter can receive net ADS shares based on the weighted average volume adjusted price prior to exercise less US$5.81 multiplied by 20,000.

In addition, the Company granted the underwriter a 45-day option to place up to an additional 60,000 ADSs at the above public offering price, less underwriting discounts, and commissions.  On October 26, 2026, the underwriter exercised the option resulting in the Company issuing an additional 60,000 ADSs and receiving gross proceeds of US$279,000.  The underwriter received cash equal to 7% of the gross proceeds, plus 3,000 additional underwriter ADS warrants (each warrant is exercisable into one ADS) as compensation for the offering.  These warrants are exercisable under the same terms noted above.

c) Subsequent to July 31, 2026, 786,346 warrants were exercised for $524,231 in cash, and 15,000 RSUs vested, resulting in 801,346 common shares being issued.